Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and our financial performance for each of the last three completed fiscal years. In determining the “compensation actually paid” to our named executive officers (our “NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in each such previous year, as the valuation methods for this disclosure under Item 402(v) differ from those required in reporting the compensation information in the Summary Compensation Table. For our NEOs other than our principal executive officer (our “PEO”), compensation is reported as an average.

	Summary Compensation Table Total for PEO(1)(2)		Compensation Actually Paid to PEO(2)(3)		Average		Value of Initial Fixed $100
Year	William Farrell	James Takacs	William Farrell	James Takacs	Summary Compensation Table Total for Non-PEO NEOs (1)(4)	Average Compensation Actually Paid to Non-PEO NEOs (3)(4)	Investment Based on Total Shareholder Return (5)	Net Income (Loss) ($000’s omitted)
2024	$424,635		$402,404		$290,415	$285,308	$87	$(1,623)
2023	$470,074		$501,336		$288,784	$290,360	$99	$(10,787)
2022	$590,343	$306,038	$580,498	$306,038	$310,162	$310,162	$83	$(2,117)

(1)

The dollar amounts reported represent the total compensation for each PEO and the average total compensation for the other Named Executive Officers, in each case as reported in the Summary Compensation Table for the applicable year.

(2)	Our PEOs for each year are as follows: 2024 and 2023: William F. Farrell, Jr. 2022: William F. Farrell, Jr. (April 25 to December 31) and James C. Takacs (January 1 to April 24)
(3)

The dollar amounts reported represent the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our other Named Executive Officers, as computed in accordance with SEC rules, but do not reflect the actual amount of compensation received by our PEO or other Named Executive Officers during the applicable year. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined by reference to (a) for restricted share awards (excluding performance share awards), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price, and (b) for performance share awards that are not market based, the same valuation methodology as restricted share awards above except year-end values are multiplied times the probability of achievement as of each such date. For the portion of Compensation Actually Paid that is based on year-end stock prices, the following prices were used: $11.09, $12.50 and $10.56 for year-end 2024, 2023 and 2022, respectively. For 2024, Compensation Actually Paid reflects the following adjustments from total compensation reported in the Summary Compensation Table:

PEO Total Compensation Amount	$ 424,635	$ 470,074	$ 590,343
PEO Actually Paid Compensation Amount	$ 402,404	501,336	580,498
Adjustment To PEO Compensation, Footnote
	PEO	Average Other Named Executive Officers
Total Reported in 2024 Summary Compensation Table (“SCT”)	$424,635	$290,415
Less, Value of Stock Awards Reported in SCT	35,000	15,813
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	30,732	13,884
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	(9,695)	(1,292)
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	-	-
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(8,268)	(1,887)
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	-	-
Total Adjustments	(22,231)	(5,107)
Compensation Actually Paid for Fiscal Year 2024	$402,404	$285,308

(4)

Our Non-PEO NEOs for 2024 were Robert A. Fraass and James C. Takacs. Our Non-PEO NEOs for 2023 were Robert A. Fraass, James C. Takacs and Lisa F. Bencel. Our Non-PEO NEO for 2022 was Lisa F. Bencel. James C. Takacs was also a Non-PEO NEO for a part of each year, however his compensation is excluded from this calculation since his compensation for each full fiscal year is reported in the PEO columns for 2022.

(5)	TSR is cumulative (i.e., 1 year for 2022, 2 years for 2023 and 3 years for 2024) and depicted as a dollar value assuming $100 was invested as of December 31, 2021.

Compensation Actually Paid to Total Shareholder Return and Net Income. Compensation, per the “compensation actually paid” calculation, our total shareholder return and our net income each decreased from 2022 through 2024. In 2023 we decided to sell certain assets and wind down the operations of our wholly-owned subsidiary, The Ontario Knife Company (“OKC”). In summary, the discontinued operation, net of tax, resulted in a loss of approximately $7.2 million for the year ended December 31, 2023 driven by operating losses, the loss on sale of assets, divestiture costs, and non-cash asset impairment charges. See Note 2 to our consolidated financial statements in our Annual Report on Form 10-K for the year ended December 31, 2024 for additional information. The discontinued operation, net of tax, resulted in a loss of approximately $111,000 for the year ended December 31, 2024 driven by discontinued operating costs.

The Compensation Committee implemented a new incentive-based compensation structure beginning in 2022 upon the hiring of Mr. Farrell as our CEO and continuing into 2024 for all executive officers as outlined above. We believe the Compensation Actually Paid in 2024 is reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the Compensation Actually Paid fluctuated year over year, primarily due to our levels of achievement against pre-established performance goals under our annual and long-term incentive plans.

Non-PEO NEO Average Total Compensation Amount	$ 290,415	288,784	310,162
Non-PEO NEO Average Compensation Actually Paid Amount	285,308	290,360	310,162
Total Shareholder Return Amount	87	99	83
Net Income (Loss)	(1,623,000)	$ (10,787,000)	(2,117,000)
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			306,038
PEO Actually Paid Compensation Amount			$ 306,038
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,231)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,732
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,695)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,268)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,107)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,813
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,884
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,292)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,887)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0